CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenues
Total Revenue	$ 3,354,437	$ 1,451,471	$ 6,561,998	$ 4,337,962
Cost of goods sold	941,388	478,399	1,814,281	1,528,008
Gross margin	2,413,049	973,072	4,747,717	2,809,954
Operating expenses
Compensation and related benefits	1,678,627	1,013,488	3,490,615	3,433,658
General and administrative	2,170,217	224,874	2,830,615	832,513
Goodwill impairment charges	54,984,000		54,984,000
Transaction expenses	646,303	9,066	1,653,448	66,411
Total operating expenses	59,479,147	1,247,428	62,958,678	4,332,582
Net operating loss	(57,066,098)	(274,356)	(58,210,961)	(1,522,628)
Other income (expense):
Interest expense	(232,082)	(36,312)	(591,087)	(163,574)
Other income (expense)	(2)			19,619
Change in fair value of financial instruments	5,737,606	(21,629)	6,285,706	92,448
Loss on issuance of financial instruments			(1,618,234)
Loss on extinguishment	(740,979)		(740,979)
Total other income (expense)	4,764,543	(57,941)	3,335,406	(51,507)
Loss before benefit from income taxes	(52,301,555)	(332,297)	(54,875,555)	(1,574,135)
Benefit from income taxes	550,030	233,716	2,791,238	590,954
Net loss	(51,751,525)	(98,581)	(52,084,317)	(983,181)
Net profit attributable to non-controlling interest		12,465		3,727
Net loss attributable to stockholders	$ (51,751,525)	$ (111,046)	$ (52,084,317)	$ (986,908)
Basic loss per common share (in dollars per share)	$ (3.43)	$ (0.01)	$ (6.24)	$ (0.10)
Diluted loss per common share (in dollars per share)	$ (3.43)	$ (0.01)	$ (6.24)	$ (0.10)
Weighted average number of common shares outstanding, basic (in shares)	15,077,548	9,998,446	8,351,249	9,998,446
Weighted average number of common shares outstanding, diluted (in shares)	15,077,548	9,998,446	8,351,249	9,998,446
Subscription fees
Revenues
Total Revenue	$ 1,037,457	$ 947,525	$ 3,080,085	$ 3,131,347
Professional services and other fees
Revenues
Total Revenue	396,455	283,968	1,145,930	762,300
Technical engineering fees
Revenues
Total Revenue	806,456	$ 219,978	1,159,345	$ 444,315
Patient fees
Revenues
Total Revenue	623,198		654,718
Telehealth fees
Revenues
Total Revenue	485,971		516,540
Institutional fees
Revenues
Total Revenue	$ 4,900		$ 5,380